Equity and stock-based compensation (Details 3)		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2010 Proved developed properties	Dec. 31, 2010 Proved developed nonproducing properties	Dec. 31, 2010 Proved undeveloped properties	Dec. 18, 2011 Restricted units and restricted stock awards	Dec. 31, 2011 Restricted units	Dec. 18, 2011 Restricted units
Equity and stock-based compensation
Specified year after which published market prices held flat are used for valuation of proved reserves						5 years
Present value factors applied to cash flows for proved reserves (as a percent)		8.00%	15.00%	20.00%
Preference amount adjusted in net asset value to arrive at net equity value (as a percent)			7.00%
Percentage of awards vesting at the grant date	20.00%						20.00%
Percentage of awards vesting annually after the grant date	20.00%						20.00%
Period from the date of termination of employment for cause during which series A units and BOE preferred units can be redeemed at a specified price					1 year